Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions

Note 21 - Provisions

As of December 31, 2019 and 2018, the Bank has registered the following movements in its provisions:

a)	Provisions composition

Provisions disclosed in liabilities as of December 31, 2019 and 2018 present the following detail:

	As of December 31,
	2019	2018
	MCh$	MCh$
Provisions for personnel salaries and expenses	102,877	99,945
Provisions for mandatory dividends	38,120	51,614
Provisions for contingent loans risk	34,271	45,848
Provisions for contingencies	2,559	17,496
Totals	177,827	214,903

b)	Movements in provisions for contingent loans risk, for the year ended December 31, 2019 are as follows:

	Contingent loans risk
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2019	15,879	28,112	1,857	45,848
Changes in the allowances
- Transfers to stage 1	1,123	(1,036)	(87)	—
- Transfers to stage 2	(521)	570	(49)	—
- Transfers to stage 3	(90)	(161)	251	—
- Increases due to change in credit risk	1,932	1,618	4,605	8,155
- Decreases due to change in credit risk	(5,695)	(802)	(157)	(6,654)
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	5,490	1,193	780	7,463
Financial assets that have been derecognized	(4,927)	(15,322)	(990)	(21,239)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	698	—	—	698
Ending balances as of December 31, 2019	13,889	14,172	6,210	34,271

Note 21 – Provisions, continued

Movements in provisions for contingent loans risk, for the year ended December 31, 2018 are as follows:

	Contingent loans risk
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Ending balances as of December 31, 2017	—	—	—	—
Restatement of the prior year due to IFRS 9 adoption	13,485	44,107	2,099	59,691
Opening Opening balances as of January 1, 2018	13,485	44,107	2,099	59,691
Changes in the allowances
- Transfers to stage 1	—	(504)	116	(388)
- Transfers to stage 2	(155)	—	268	113
- Transfers to stage 3	(42)	(66)	—	(108)
- Increases due to change in credit risk	2,283	5,528	38	7,849
- Decreases due to change in credit risk	(1,298)	(446)	(39)	(1,783)
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	5,104	965	126	6,195
Financial assets that have been derecognized	(3,763)	(21,558)	(754)	(26,075)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	265	86	3	354
Ending balances as of December 31, 2018	15,879	28,112	1,857	45,848

c)	The provision balance changes during 2019 and 2018, are as follows:

	Provisions for personnel	Provisions for	Provisions for	Provisions for
	salaries and expenses	mandatory dividends	contingent loans risk	contingencies
	(i)	(ii)		(iii)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2019	99,945	51,614	45,848	17,496	214,903
Provisions applied	(71,020)	(51,614)	(23,804)	5,601	(140,837)
Provisions established	82,456	38,120	18,483	5,408	144,467
Provisions released	(17,514)	—	(6,954)	(26,367)	(50,835)
Other movements	9,010	—	698	421	10,129
Ending balances as of December 31, 2019	102,877	38,120	34,271	2,559	177,827

	Provisions for personnel	Provisions for	Provisions for	Provisions for
	salaries and expenses	mandatory dividends	contingent loans risk	contingencies
	(i)	(ii)		(iii)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening Opening balances as of January 1, 2018	90,559	17,234	—	10,096	117,889
Provisions established due to IFRS 9 adoption	—	—	59,691	—	59,691
Provisions applied	(27,026)	(17,234)	—	—	(44,260)
Provisions recorded	53,156	51,614	14,511	8,993	128,274
Provisions released	(25,561)	—	(28,354)	(1,347)	(55,262)
Other movements	8,817	—	—	(246)	8,571
Ending balances as of December 31, 2018	99,945	51,614	45,848	17,496	214,903

(i)	Employee benefits and staff salaries are recorded in “Personnel salaries expenses.”
(ii)	Mandatory dividends are recorded in the Equity Statement, against “Accrual for mandatory dividends.”

Note 21 – Provisions, continued

(iii)	The contingency provisions/ (releases) are included in Other operating (expenses)/income, depending on whether they are debit or a credit.
d)	Provisions for payroll and employee benefits

		As of December 31,
		2019	2018
		MCh$	MCh$
Provision for long-term termination benefits	(e.1)	9,814	8,298
Provision for pension plan	(e.2)	35,166	30,908
Provision for retroactive unemployment plan	(e.3)	334	373
Provision for retirements bonus plan	(e.4)	687	542
Provision for other employee benefits	(*)	41,645	46,249
Vacation accrual	(*)	15,231	13,575
Totals		102,877	99,945

(*)   Short-term benefits

e)	The main aspects of the Bank’s long term employee benefits are detailed below

e.1) Other long-term employee benefits

Description: Annual payment during the month in which the employee completes a given number of years of service (in five-year intervals from 5 to 50).

Measurement: The projected unit credit method was used to determine the present value of the defined-benefit obligation and the corresponding service cost. For all active plan participants, the “projected accrued benefit” is based on the plan formula and years of service as of the date of calculation, but using assumptions such an average salary and social security benefits, projected to the age at which it is assumed that the employee will stop providing services. The total benefit is used for inactive members. The plan does not have any related policies (and therefore no reimbursements) or assets, but rather uses structured funding based on the entity’s financial conditions.

The economic assumptions are summarized as follows:

	As of December 31,
	2019	2018
	%	%
Summary of economic assumptions
Discount rate	6.25	6.25
Expected rate of salary increase	5.50	5.70

Note 21 – Provisions, continued

The movements of the present value of the obligation for this type of benefit and the amounts recognized in the Consolidated Statements of Income are determined using the projected credit unit method and it consist of the following:

	As of December 31,
	2019	2018
	MCh$	MCh$
Opening Opening balances as of January 1,	8,298	7,914
Net cost of benefits (*)	1,490	1,397
Payments	(815)	(973)
Provisions recorded	278	(350)
Exchange differences	563	310
Ending balances as of December 31,	9,814	8,298

(*)    Detail of net cost of benefit is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Current services cost	962	836
Interest expense on obligation	528	561
Total	1,490	1,397

e.2)  Pension plan

Description: Old-age pension or Survivors in accordance with the Social Security Law in Colombia and benefits acquired with the Entity.

Measurement: The projected unit credit method is using for the determination of present value of the obligation by benefit and the associated cost to that. Using this method the obligation by benefit is the present value of current benefits for past services, but calculating the plan benefit basing on the salary projected to the date on which it is assumed that the participant receives the benefit. The plan has no policy (without refund) or associated assets, being a structured financing according to the financial conditions of the entity.

The summary of the economic assumptions is as follows:

	As of December 31,
	2019	2018
	%	%
Assumptions
Discount rate	6.50	6.75
Expected rate of salary increases	3.00	3.20
Inflation rate	3.00	3.20

Note 21 – Provisions, continued

The detail of Pension plan balances movements is as follows:

	2019	2018
	MCh$	MCh$
Opening balances as of January 1,	30,908	31,761
Interest expense on obligation	2,120	2,359
Payments	(3,768)	(3,802)
Actuarial losses (gains)	4,512	(698)
Exchange differences	1,394	1,288
Ending balances as of December 31,	35,166	30,908

e.3) Retroactive unemployment plan

Description: Retroactive unemployment plan prior to Law 50 from 1990 in Colombia.

Measurement: The projected unit credit method was used to determine the present value of the defined-benefit obligation and the corresponding service cost. For all active plan participants, the “projected accrued benefit” is based on the plan formula and years of service as of the date of calculation, but using an average salary and social security benefits, etc., projected to the age at which it is assumed that the employee will stop providing services. The total benefit is used for inactive members. The plan does not have any related policies (and therefore no reimbursements) or assets, but rather uses structured funding based on the entity’s financial conditions.

The economic assumptions are summarized as follows:

	As of December 31,
	2019	2018
	%	%
Assumptions
Discount rate	5.50	5.75
Expected rate of salary increases	5.50	5.70
Inflation rate	3.00	3.20

The details of movements for this benefits during years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	MCh$	MCh$
Opening balances as of January 1,	373	371
Current services costs	136	108
Interest expense on obligations	21	24
Actuarial gains	(113)	(32)
Payments of benefits	(108)	(115)
Exchange differences	25	17
Ending balances as of December 31,	334	373

Note 21 – Provisions, continued

e.4) Retirement Bonus Plan

Description: Fixed payment upon retirement

Measurement: The projected unit credit method is used to determine the present value of the benefit obligation and the corresponding cost. Under this method, the benefit obligation is the present value of the current benefits for past service but calculating the plan benefit based on the projected salary as of the date in which it is assumed that the participant will receive the benefit.

The economic assumptions are summarized as follows:

	As of December 31,
	2019	2018
	%	%
Summary of economic hypothesis
Discount rate(s)	6.50	6.75
Expected rate(s) of salary increase	5.00	5.20
Inflation rate	3.00	3.20

The amounts recognized for this benefit are as follows:

	2019	2018
	MCh$	MCh$
Opening balances as of January 1,	542	476
Current service costs	—	39
Interest expense on obligation	81	37
Actuarial (gains) losses	33	(24)
Payments of benefits	(6)	(5)
Exchange differences	37	19
Ending balances as of December 31,	687	542

The effect on Other Comprehensive Income is summarized as follows:

		For the years ended December 31,
		2019	2018	2017
		MCh$	MCh$	MCh$
Pension plan	(e.2)	(4,512)	(698)	223
Retroactive unemployment plan	(e.3)	113	(32)	(19)
Retirement bonus plan	(e.4)	(33)	(24)	4
Total recognition of obligations for defined benefits		(4,432)	(754)	208

Note 21 – Provisions, continued

Future payments

•

Future actuarial calculations may differ with respect to the calculations presented, due to the following factors: The experience of the plans differs from those anticipated by the selected economic and demographic hypotheses.

•	Changes in economic and demographic assumptions.
•

Expected increases or decreases as a natural part of the functioning of the methodology for these calculations (for example, the end of the amortization period or additional costs based on the financing situation of the plan).

•	Changes in the characteristics of the applicable plan or law, and with respect thereto, there are no significant events affecting the results presented since the last assessment.

The following is a detail of future payments for the year 2019 and 2018:

	Long-term		Retroactive	Retirement
	termination		unemployment	benefit
2019	benefits	Pension plan	plan	plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2020	948	3,116	69	64
Fiscal year 2021	1,058	2,960	16	28
Fiscal year 2022	1,250	2,793	70	47
Fiscal year 2023	1,245	2,725	77	50
Fiscal year 2024-2031 (combined)	915	2,698	29	42
Fiscal year 2025-2031 (combined)	5,134	12,844	71	222

	Long-term		Retroactive
	termination		unemployment	Retirement
2018	benefits	Pension plan	plan	benefit plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2019	783	2,995	66	40
Fiscal year 2020	842	2,858	38	22
Fiscal year 2021	1,003	2,682	20	26
Fiscal year 2022	1,147	2,527	70	40
Fiscal year 2023-2031 (combined)	1,160	2,457	102	43
Fiscal year 2024-2031 (combined)	4,749	11,751	94	203